As filed with the Securities and Exchange Commission on October 8, 1999.


                                     1933 Act Registration File No. 333-83499
                                     1940 Act File No. 811-9493


                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           |X|

      Pre-Effective Amendment No.      1              |X|
      Post-Effective Amendment No.                    |_|

                                      and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
      Amendment No.     1                             |X|

                                IGAM GROUP FUNDS
      (Exact Name of Registrant as Specified in Organizational Documents)

                      South Kingstown Office Park, Suite A5
                     24 Salt Pond Road, Wakefield, RI 02879
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (401) 788-0977

Eugene Y. W. Lee, Ph.D.                 Copy to:
IGAM Group Funds                        Michael P. O'Hare, Esq.
South Kingstown Office Park, Suite A5   Stradley, Ronon, Stevens & Young, LLP
24 Salt Pond Road,                      2600 One Commerce Square
Wakefield, RI  02879                    Philadelphia, PA  19103-7098
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practical after the effective date of this registration statement.

It is proposed that this filing will become effective

/_/    immediately upon filing pursuant to paragraph (b)
/_/    on                  pursuant to paragraph (b)
/_/    60 days after filing pursuant to paragraph (a)(1)
/_/    on                  pursuant to paragraph (a)(1)
/_/    75 days after filing pursuant to paragraph (a)(2)
/_/    on                  pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/_/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant hereby amends this Registration Statement on such dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to such Section 8(a), may determine.

                            THE INTERNET INDEX FUND
                                  a series of
                               IGAM GROUP FUNDS


                                  PROSPECTUS

                           Dated October [__], 1999





          An index fund using statistical procedures to parallel the
                           Dow Jones Internet Index



                               Investment Manager:
                     INTEGRITY GLOBAL ASSET MANAGEMENT, INC.
                             Wakefield, Rhode Island



The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                            The Internet Index Fund

                       Prospectus Dated October __, 1999

                               Table Of Contents


Risk/Return Summary

      Introduction
      What is the Fund's Investment Objective?
      What is the Dow Jones Internet Index?
      What are the Fund's Principal Investment Strategies?
      What are the Main Risks of Investing in the Fund?
      Who May Want to Invest in the Fund?
      What is the Fund's Past Performance?
      What are the Fund's Fees and Expenses?

More Information about the Dow Jones Internet Index

More Information about the Fund's Investment Strategies

Management of the Fund

Pricing of Fund Shares

Marketing and Distribution

How to Purchase Shares

How to Redeem Shares

Distributions and Taxation

                              Risk/Return Summary


Introduction


      The Internet Index Fund is a "no-load" index mutual fund designed to track the Dow Jones Internet IndexSM and to provide investors with a convenient and cost-effective way to invest in the Internet and the Internet industry.

      The Internet is a world-wide network of computers that allows users to easily and efficiently communicate and share data. Currently, the most popular application on the Internet is the World Wide Web, a graphic-user-interface that allows information sharing and data transfer through "web-sites." Other Internet applications include e-mail, Intranet, extranet and electronic commerce.

      The Internet industry consists of various types of companies, including Internet access providers, software developers, hardware manufacturers, companies that provide materials or services to access the Internet, companies that provide content for Internet sites and companies that specialize in providing security for transactions over the Internet. The Internet industry also includes companies that engage in electronic commerce and retailing through Internet web-sites.


What is the Fund's Investment Objective?

      The investment objective of the Fund is to provide investment results, using statistical procedures, that parallel the investment return of the Dow Jones Internet IndexSM.


What is the Dow Jones Internet IndexSM?

      An index is an unmanaged group of securities that is selected because their overall performance can be used as a standard to measure investment performance of a particular sector or market.

      The Dow Jones Internet IndexSM (Symbol: DJII) is a diversified index of stocks designed to be an overall indicator of Internet industry stock performance, and to provide a benchmark against which to measure Internet investments, The Index includes stocks of companies whose primary focus is Internet related. For a company to be eligible for the Index, it must derive at least 50% of its revenue from Internet commerce or services.

      The Index is divided into the following two market subsectors, which Dow Jones believes will remain distinct aspects of the Internet industry in the future:

           Internet Commerce Companies (e*Commerce): Companies that derive the majority of their revenues from providing goods or services through an open network.

           Internet Service Companies: Companies that derive the majority of their revenues from providing access to the Internet or providing services to people using the Internet.

      The use of these market subsectors in the Index is intended to ensure that the Index provides a balanced representation of stocks in the Internet industry.

      The Index is market capitalization weighted by subsector and currently includes 40 stocks. Market capitalization weighting means that the percentage weighting of the stocks in each subsector of the Index is determined based on their market capitalization relative to the other stocks in the subsector. The Index is reviewed quarterly by Dow Jones & Co. to add or remove stocks as needed in order to consistently cover 80% of the total market capitalization of the companies in each Internet industry subsector.

      To prevent domination by a few large companies, a ceiling weight of 10% is applied so that no single stock will represent more than 10% of any Index subsector, regardless of market capitalization.

      The historical performance of the Index and a complete listing of the stocks that are currently included in the Index are included in this Prospectus in the section entitled "More Information about the Dow Jones Internet Index.SM" The Fund is neither sponsored by, nor affiliated with Dow Jones & Co.

What are the Fund's Principal Investment Strategies?

      The Fund's investment manager believes that the Internet is revolutionizing the way individuals and companies around the world obtain information and communicate, and that Internet and Internet-related companies have substantial growth potential. Though Internet stocks may be volatile, the manager believes that the Internet industry as a whole could outperform the broader securities markets for the foreseeable future.

      In view of the rapid pace of development and change within the Internet industry, it may be very difficult to forecast which companies or industry sectors will be successful and outperform or outgrow other companies or sectors. For these reasons, the Fund's investment manager believes that an "indexing" investment management approach is a particularly effective way for investors to participate in the investment performance of the Internet industry over the long term.

      An index fund seeks to match, as closely as possible, the performance of an established securities index. An index fund does this by holding all, or a representative sample, of the securities in the index. The adviser to an index fund does not buy and sell securities based on research and analysis in an attempt to outperform the particular index. Instead, an index fund seeks to mirror what the target index does, for better or worse. Index funds have operating expenses and transaction costs, and generally keep a portion of their assets in cash or cash equivalent investments, in order to be ready to meet redemption requests. Therefore, while the performance for an index fund is expected to track the target index closely, the performance of an index fund will generally be less than that of the index itself.

     In order to track the Index as closely as possible, the Fund seeks to invest substantially all (more than 95%) of its total assets in the stocks that make up the Index, in roughly the same proportions as the stocks are represented in the Index. As the Fund receives cash from new investors, or processes redemption requests from shareholders, the Fund will purchase or sell securities in an effort to attempt to approximate the return of the Index. Also, the Fund's investments are reviewed and adjusted each quarter to reflect any quarterly adjustments in the Index, in an effort to track the Index as closely as possible.

      Because the Fund is an index fund, it generally takes a buy-and-hold approach to investing. The Fund normally sells portfolio securities only to respond to redemption requests or to adjust the number of its shares to track the weighting or composition of the Index. As a result, the Fund's portfolio turnover rate is expected to be extremely low. A low portfolio turnover rate usually results in low transaction costs and provides tax efficiencies for shareholders.


What are the Main Risks of Investing in the Fund?

      The Fund may involve significantly greater risks than a mutual fund that diversifies its investments among many industries, or one that does not invest in the Internet industry. The share price of the Fund will go up and down and you could lose money.

      Any investment in the Internet industry involves special risks because the Internet industry is subject to rapid technological changes and developments. Companies in the industry are exposed to a high risk that their products or services may quickly become obsolete. Also, increasing competition, rapidly changing markets, frequent mergers or acquisitions of Internet companies and changes in strategic alliances among various Internet businesses, all may have a significant effect on the financial condition of companies in the Internet industry. Changes in government policies, such as telephone and cable regulations and antitrust enforcement and the need for regulatory approvals, can also have a material effect on companies in the industry.

      Many of the companies included in the Index have a smaller market capitalization (less than $1 billion) and may be unseasoned companies (those with less than a three year operating history). Investments in smaller and unseasoned companies present greater risks than securities of larger or more established companies. Small or unseasoned companies may be developing or marketing new products or services for which markets are not yet established and may never be established. They also may lack depth or experience of management and may have difficulty generating or obtaining funds necessary for growth and development of their businesses. Due to these and other factors, small and unseasoned companies may suffer significant losses, as well as realize substantial growth. Historically, the prices of stocks of smaller companies have been more volatile than stocks of larger companies and are, therefore, more speculative than stocks of larger companies. You should expect that the price of the Fund's shares will also fluctuate more than shares of a mutual fund that invests primarily in larger stocks.

      The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"), which means that, compared to other funds, it may invest a greater percentage of its assets in a single issuer. The Fund will, however, always seek to match the level of diversification of the Index and, in any event, intends to meet the minimum diversification levels required to qualify as a regulated investment company for purposes of the Internal Revenue Code. A non-diversified fund may be more susceptible to price volatility resulting from changes in the prices of securities that it holds.

      The Fund is authorized to invest a portion of its assets in futures and options contracts. Losses (or gains) involving these investments can be substantial in relation to the amount of money deposited to enter into the contract. For this reason, the Fumd will not use these types of investments as leveraged investments.

      The Fund could be adversely affected if the computer systems used by the Fund, its manager or other service providers do not function properly when processing date-related information on or after January 1, 2000. This is commonly known as the "Year 2000 Issue." The Fund is taking steps it believes are reasonably designed to address the Year 2000 Issue for computer systems that it uses and has obtained reasonable assurances that similar steps are being taken by its major service providers. Fund management does not currently anticipate that the Year 2000 Issue will have any material negative impact to the Fund.

      The Year 2000 Issue is also of critical concern to the companies that are included in the Index, because they are heavily involved in computer-related technology. If the Year 2000 Issue has a negative impact on the stock price of any of the companies in the Index, the Fund will be affected by that impact.

Who May Want to Invest in the Fund?

      The Fund may be appropriate for investors who want to participate in the investment performance of the Internet industry over the long term, by following a simple, cost-efficient indexing approach.

      The Fund is designed for long-term investors who want to allocate a portion of the investments to aggressive equity investing and who understand and are willing to accept the risk of loss associated with investing in Internet stocks. Investors should be willing to accept the above average price fluctuations that the Fund is expected to experience.

      The Fund is not a complete investment program.



What is the Fund's Past Performance?

      Since this is a new fund, there is no past performance history. The performance of the Index since its inception in 1997, however, is set forth below under the heading "More Information about the Dow Jones Internet Index.SM"

What are the Fund's Fees and Expenses?


      The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

      Shareholder Fees (fees paid directly from your investment)

          Sales Charges  (Loads) on Purchases          None
          Deferred  Sales Charges  (Loads)             None
          Sales Charges (Loads) on Reinvested
               Dividends and Other Distributions       None
          Redemption  Fee (as a percentage
               of amount  redeemed, if shares are
               redeemed  within 90 days of
               purchase)1                              1.50%
          Account  Fees2                               None

 1 The Fund's custodian charges a $12.00 fee for outgoing wire transfers. 2 IRA accounts are subject to an annual trustee fee of $12.50.

      Annual Fund Operating Expenses (expenses deducted from Fund assets)

     Management Fees                              0.65%
     Distribution and/or Service (12b-1) Fees     0.25%
     Other Expenses                               0.90%
     Total Annual Fund  Operating  Expenses       1.80%
     Less Manager's  Fee Waiver/Reimbursement*   (0.40%)
     Revised  Total Annual Fund  Operating
          Expenses                                1.40%

 * IGAM has contractually agreed through September 30, 2000 to waive its management fees and/or make payments to limit expenses of the Fund, if necessary, to ensure that actual Total Annual Fund Operating Expenses do not exceed 1.40%.


      Example

     The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Please note that only the first year in each example reflects the effect of the contractual fee waiver. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                    One Year         Three Years
                      $143              $526





More Information about the Dow Jones Internet Index


The following table shows the performance of the Index since its inception in June 1997. Please note that the performance shown is not the performance of the Fund and is not intended to predict or suggest the return that might be experienced by an investor in the Fund. The Fund will attempt to track the Index as closely as possible, but the performance of the Fund will be less than the performance of the Index because the Fund is subject to operational and transaction costs, while the Index is not.

Period                       Total Return
1997 (last six months)       34.07%
1998                         168.41%
1999 (first nine months)     56.31%


The average annual total return of the Index from its date of initial calculation (July 1, 1997) through September 30, 1999 was 109.64% per year.

The following is a list of the names (and trading symbols) of the forty stocks that compromised the Index after it was last adjusted in September 1999. The Index can change quarterly, so this listing is only a "snapshot" of the Index at one point in time.

-----------------------------------  ---------------------------------------
E* Commerce Sector                   Internet Services Sector
-----------------------------------  ---------------------------------------
-----------------------------------  ---------------------------------------
Amazon.com, Inc.            AMZN     America Online, Inc.          AOL
-----------------------------------  ---------------------------------------
-----------------------------------  ---------------------------------------
Ameritrade Holding          AMTD     AXENT Technologies, Inc.      AXNT
Corporation (Class A)
-----------------------------------  ---------------------------------------
-----------------------------------  ---------------------------------------
Beyond.com Corporation      BYND     BroadVision, Inc.             BVSN
-----------------------------------  ---------------------------------------
-----------------------------------  ---------------------------------------
CNET, Inc.                  CNET     Check Point Software          CHKP
                                     Technologies Ltd. *
-----------------------------------  ---------------------------------------
-----------------------------------  ---------------------------------------
E*trade Group, Inc.         EGRP     CheckFree Holdings            CKFR
                                     Corporation
-----------------------------------  ---------------------------------------
-----------------------------------  ---------------------------------------
EBay Inc.                   EBAY     CMGI Inc.                     CMGI
-----------------------------------  ---------------------------------------
-----------------------------------  ---------------------------------------
eToys, Inc.                 ETYS     Covad Communications Group,   COVD
                                     Inc.
-----------------------------------  ---------------------------------------
-----------------------------------  ---------------------------------------
Go2Net, Inc.                GNET     CyberCash, Inc.               CYCH
-----------------------------------  ---------------------------------------
-----------------------------------  ---------------------------------------
Healtheon Corporation       HLTH     Doubleclick Inc.              DCLK
-----------------------------------  ---------------------------------------
-----------------------------------  ---------------------------------------
Infoseek Corporation        SEEK     Earthlink Network, Inc.       ELNK
-----------------------------------  ---------------------------------------
-----------------------------------  ---------------------------------------
Lycos Inc.                  LCOS     Excite@Home Corp.             ATHM
-----------------------------------  ---------------------------------------
-----------------------------------  ---------------------------------------
Net.B@nk Inc.               NTBK     Exodus Communications, Inc.   EXDS
-----------------------------------  ---------------------------------------
-----------------------------------  ---------------------------------------
Priceline.com Inc.          PCLN     High Speed Access Corp.       HSAC
-----------------------------------  ---------------------------------------
-----------------------------------  ---------------------------------------
Yahoo! Inc.                 YHOO     IDT Corporation               IDTC
                                     ---------------------------------------
-----------------------------------  ---------------------------------------
                                     InfoSpace.com, Inc.           INSP
                                     ---------------------------------------
                                     ---------------------------------------
                                     Inktomi Corporation           INKT
                                     ---------------------------------------
                                     ---------------------------------------
                                     MindSpring Enterprises, Inc.  MSPG
                                     ---------------------------------------
                                     ---------------------------------------
                                     Network Solutions, Inc.       NSOL
                                     (Class A)
                                     ---------------------------------------
                                     ---------------------------------------
                                     Open Market, Inc.             OMKT
                                     ---------------------------------------
                                     ---------------------------------------
                                     PSINet Inc.                   PSIX
                                     ---------------------------------------
                                     ---------------------------------------
                                     RealNetworks, Inc.            RNWK
                                     ---------------------------------------
                                     ---------------------------------------
                                     Sterling Commerce, Inc.       SE
                                     ---------------------------------------
                                     ---------------------------------------
                                     Ticketmaster Online -         TMCS
                                     CitySearch, Inc. (Class B)
                                     ---------------------------------------
                                     ---------------------------------------
                                     USWeb Corporation             USWB
                                     ---------------------------------------
                                     ---------------------------------------
                                     Verio Inc.                    VRIO
                                     ---------------------------------------
                                     ---------------------------------------
                                     VeriSign, Inc.                VRSN
                                     ---------------------------------------

* This security represents the common stock of a foreign company that trades directly on a U.S. national securities exchange.

The Index is reviewed quarterly and any changes take effect on the third Friday of March, June, September and December.

To be eligible for the Index, a company must generate 50% or more of annual sales/revenues from the Internet. Stocks offered through an initial public offering must have a minimum of three months' trading history (a spin-off requires this trading history only if its former parent's stock was trading for less than three months). To be eligible, a stock must also have a three month average market capitalization of at least $100 million, a three month average closing price of at least $10, and sufficient trading activity to ensure liquidity.

Stocks are selected for the Index based on an equal combination of market capitalization and trading volume (three month averages for each factor). To be added to the Index, a new stock must rank in the top two-thirds of the existing components of the Index at the time of the quarterly review. Once a stock is included in the Index, it may not be removed for a period of six months, unless the company is acquired.

"Dow Jones" and "Dow Jones Internet IndexSM" are service marks of Dow Jones Company, Inc. and have been licensed for use by the Fund's manager, Integrity Global Asset Management, Inc. The Fund is not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in the Fund.

         More Information about the Fund's Investment Strategies

As an alternative to holding all of the stocks in the Index at all times, the Fund may select stocks to be purchased or sold through a "statistical sampling" techniques intended to be an effective means of substantially duplicating the performance of the Index. Based on data derived from such techniques, as well as on information about the issuer and its stock (such as size, projected earnings, financial strength and debt), the manager will make judgments to actively select which component stocks from the Index are purchased. The idea will be to select stocks that, together with the remaining stocks in the Fund's portfolio, will most closely track the performance of the Index. The Fund will use statistical sampling techniques when the Fund's net cash flow would make it impractical or costly to attempt to track the Index by purchasing or selling stocks in the exact quantities needed to cause the Fund's portfolio to exactly match the weighting and composition of the Index.

In addition to investing directly in the stocks that make up the Index, the Fund may enter into futures or options contracts, for the purpose of simulating full investment in the stocks that make up the index and causing the same effect as if the Fund held these stocks. These types of investments are used to quickly and efficiently cause fund assets to be invested pending actual purchases of stocks in the Index and/or to keep cash on hand to meet redemptions or other needs. They are also used to reduce transaction costs and are used when the Fund's investment manager determines that these investments are favorably priced when compared to direct purchases of securities.

The Fund will limit its futures transactions to the extent that, immediately after any transaction, no more than 5% of the Fund's assets are applied towards the deposits required on futures contracts, and the value of all futures contracts in which the Fund acquires an interest cannot exceed 20% of the Fund's total assets.

futures contracts in which the Fund acquires an interest cannot exceed 20% of the Fund's total assets.

In order to increase the Fund's income, the Fund may lend its portfolio securities to qualified securities dealers or other institutional investors. The lending of securities is a common practice in the securities industry.

The investment objective and policies of the Fund are not fundamental and therefore may be changed by the Board of Trustees without shareholder approval. However, shareholders would be notified prior to any material change

                            Management of the Fund

IGAM Group Funds was organized as a Delaware business trust on July 16, 1999 and is operated under the supervision of a Board of Trustees. The Fund is the first mutual fund within the IGAM Group Funds family.

Investment Manager. The Fund's investment manager is Integrity Global Asset Management, Inc. ("IGAM"). IGAM is a federally registered investment advisory firm founded in April, 1997 that previously provided asset management services for individuals and institutional clients. The firm no longer manages client assets outside of the Fund. IGAM's principal office is located at South Kingstown Office Park, Suite A5, 24 Salt Pond Road, Wakefield, Rhode Island 02879.




Eugene Y.W. Lee, Ph.D., CFA, is the President and founder of IGAM and the Chief Portfolio Manager for the Fund. He is also the President, Treasurer and Secretary of IGAM Group Funds, and serves on its Board of Trustees. Dr. Lee is a Chartered Financial Analyst and received his Master of Arts degree in
Mathematics from the University of Texas at Austin in 1986 followed by his doctoral degree in Finance in 1986. He joined the faculty of the University of Rhode Island in 1992 and is currently an Associate Professor of Finance. He has taken an indefinite sabbatical leave in order to devote his full attention to the operation of the investment manager. Dr. Lee previously was Assistant Professor of Finance at University of Missouri - Columbia from 1986 to 1992.



IGAM has entered into an Investment Management Agreement with IGAM Group Funds under which IGAM is responsible for managing the purchase and sale of securities held by the Fund. IGAM also tracks the composition and weighting of the stocks in the index, and continually rebalances the Fund's portfolio of investments in an effort to track the performance of the index as closely as possible. This process also involves the use of statistical sampling techniques by which IGAM actively selects component stocks for purchase or sale to most effectively and efficiently track the Index. IGAM is also responsible for selecting brokers, dealers and/or trading systems to execute securities transactions for the Fund. IGAM also provides business management and administrative services for the Fund not provided by others, which includes the coordination and management of the Fund's business activities and its relationship with service providers and professionals, as well as the provision of office space, personnel and materials necessary to act as investment and business manager. For its services, IGAM receives annual fees from the Fund equal to 0.65% of the Fund's average daily net assets.



Fund Administrator, Accounting and Transfer Agent. Firstar Mutual Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 ("Firstar") serves as the Fund's administrator, accounting agent and transfer agent. Firstar assists in the daily business operations of the Fund, provides accounting services which include the daily pricing of the Fund's shares, maintains shareholder records and provides shareholder services.

                            Pricing of Fund Shares

The shares of the Fund are priced at the net asset value per share ("NAV"), which is determined by the Fund as of the close of regular trading (generally 4:00 p.m. eastern time) on each day that the New York Stock Exchange is open for unrestricted trading. Purchase and redemption requests are priced at the next NAV calculated after receipt and acceptance of a completed purchase or redemption request. The NAV is determined by dividing the value of the Fund's securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding (assets - liabilities)/no. of shares = NAV. The expenses and fees of the Fund, which are accrued daily, are reflected in the calculation of the NAV.

The Fund's portfolio securities are valued each day at their market value, which usually means the last quoted sale price on the security's principal exchange that day. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith, or under procedures approved by, the Board of Trustees. The Fund may use independent pricing services to assist in calculating NAV.

                          Marketing and Distribution


The principal underwriter and national distributor for the Fund's shares is T.O. Richardson Securities, Inc. The distributor is a broker-dealer firm that is registered with the SEC and in all 50 states and is a member in good standing of the National Association of Securities Dealers, Inc.

Shareholder Servicing and Distribution Plan. Under a plan adopted by the Fund's Board of Trustees pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), the Fund is authorized to pay the distributor, the manager or others, shareholder servicing and/or distribution fees at an annual rate not to exceed 0.25% of the average daily net assets of the Fund. Such fees will be used to reimburse persons who provide, or make payments for, administration, shareholder servicing and distribution assistance for the Fund, including paying for the preparation of advertising and sales literature and the printing and distribution of such materials to prospective investors. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Certain broker-dealers, investment advisers, agents and other third parties are authorized to accept orders on the Fund's behalf. These third parties may charge transaction fees in connection with Fund transactions. These fees would be in addition to any amounts paid by the Fund under the Plan.


                            How to Purchase Shares

General Information. You may purchase shares of the Fund at net asset value without a sales charge. For an application or other information, please call
(800) 234-0849 or visit the Fund's web-site at www.internetindexfund.net.

                                                       IRAs and
                                                      Retirement
                                   Regular Account     Accounts
        Minimum Initial Purchases     $2,500           $1,500
        Minimum Additional              $250             $250
        Purchases

The Fund reserves the right to vary or waive the initial and additional investment minimum requirements at any time.

Purchases By Mail. You may purchase shares by sending a completed and signed application, together with a check or money order payable to the Internet Index Fund to:

  Regular Mail:                           Overnight or Express Mail:
  The Internet Index Fund                 The Internet Index Fund
  c/o Firstar Mutual Fund Services, LLC   c/o Firstar Mutual Fund Services, LLC
  P.O. Box 701                            615 East Michigan Street, 3rd Floor
  Milwaukee, WI  53201-0701               Milwaukee, WI  53202


Transactions using the Internet. You may obtain a prospectus, an account application and other information regarding the Fund using the Internet by visiting www.internetindexfund.net. If you elect the online transactions option on the account application form (or fill out a separate online transaction request form) you may also use the Internet to purchase (or redeem) shares, check your account, balance or check your transaction history.


Payments by Wire. You may also purchase shares of the Fund by wiring federal funds from your bank. Your bank may charge you a fee for this service. If money is to be wired, you must call the Fund at (800) 234-0849 to set up your account and obtain an account number. You should be prepared to provide the information on the Fund's application form to the telephone representative. Then, you should provide your bank with the following information for purposes of wiring your investment.

Firstar Mutual Fund Services, LLC          Account Name
ABA # 075 000022                           (Write in account registration name)
Attn: IGAM Group
 - The Internet Index Fund                 For the Account #
D.D.A. # 112-952-137                       (Write in account # assigned by
                                                  the Fund)

When making initial purchases by wire, you must send a signed application to the Fund by regular or overnight mail at the addresses shown above in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund is open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays that may occur in wiring money, including delays that may occur in processing by the banks, are not the responsibility of the Fund or its agents. There is presently no fee for the receipt of wire funds, but the right to charge shareholders for this service is reserved by the Fund.

Purchasing through Processing Organizations. You may also purchase shares of the Fund through a "Processing Organization," which is a broker-dealer, bank or other financial institution that purchases shares for its customers. When you purchase shares this way, the Processing Organization may be listed as the shareholder of record of the shares. Such shares may be transferred into your name following procedures established by the Processing Organization and the Fund. The minimum initial and subsequent for purchases through a Processing Organization generally will be set by the Processing Organization. Processing Organizations may also impose other charges and restrictions in addition to or different from those applicable to investors who remain the shareholder of record of their shares. Certain Processing Organizations may receive payments from the Fund under its Distribution and Shareholder Servicing Plan or payments from the Fund's manager.

Tax Sheltered Retirement Plans. Shares of the Fund may be used as investments in retirement plans such as: individual retirement plans (IRAs); simplified employee pensions (SEPs); 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Fund for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Consultation with an attorney or tax advisor regarding these plans is advisable. Custodial fees and other processing fees for an IRA will be paid by the shareholder by redemption of sufficient shares of the Fund from the IRA unless the fees are paid directly to the IRA custodian. You can obtain information about IRA fees by calling the Fund at (800) 234-0849.

Automatic Investment Plan. The Automatic Investment Plan permits you to purchase shares of the Fund (minimum initial investment of $500 and minimum subsequent investments of $50 per transaction) at regular intervals. Provided your bank or other financial institution allows automatic withdrawals, you may purchase shares by transferring funds from the account you designate. At your option, the account designated will be debited in the specific amount, and shares will be purchased once a month, on the twentieth day. Only an account maintained at a domestic financial institution which is an Automated Clearing House member may be so designated. If you desire to participate in the Automatic Investment Plan, you should call the Fund at (800) 234-0849 to obtain the appropriate forms. The Automatic Investment Plan does not assure a profit and does not protect against loss in declining markets. The Fund may modify or terminate the Automatic Investment Plan at any time or charge a service fee. No such fee is currently contemplated.


Additional Information. The Fund reserves the right to limit or reject any purchase request if, in its opinion, it is in the best interests of the Fund to do so. Federal regulations require that investors provide a certified Taxpayer Identification Number (a "TIN") upon opening or reopening an account.

Dividends begin to accrue after you become a shareholder. The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund's transfer agent. If your check or wire does not clear, a service fee of $25 will be deducted from your account and you will be responsible for any loss incurred. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.

                             How to Redeem Shares

General. You may request redemption of your Fund shares at any time. When a request is received in proper form, the Fund will redeem the shares at the next determined net asset value, subject to a redemption fee (if applicable see below).

The Fund will normally send you your redemption proceeds on the next business day (and no later than seven calendar days) after receipt of a redemption request in proper form. However, if you purchase Fund shares by check and subsequently submit a redemption request, the redemption proceeds will not be transmitted until your check has cleared, which may take up to 15 days. If you have any questions about redemptions or need further information, please call
(800) 234-0849 or visit the Fund's web-site at www.internetindexfund.net.


Redemptions by Mail. Redemption requests by mail must include your signed letter of instruction (including Fund name, account number(s), account names(s), address and the dollar amount or number of shares you wish to redeem) and should be addressed as follows:

Regular Mail:                          Overnight or Express Mail:
The Internet Index Fund                The Internet Index Fund
c/o Firstar Mutual Fund Services, LLC  c/o Firstar Mutual Fund Services, LLC
P.O. Box 701                           615 East Michigan Street, 3rd Floor
Milwaukee, WI  53201-0701              Milwaukee, WI  53202

Redemptions by Telephone. If you elect the telephone redemption option on the shareholder application form, you may make a telephone redemption request by calling (800) 234-0849. The Fund or its agents may act on telephone instructions from any person representing himself or herself to be a shareholder and reasonably believed the Fund or its agents to be genuine. The Fund and its agents will employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine and, if such procedures are followed, neither the Fund nor its agents will be liable for following telephone instructions reasonably believed to be genuine. IRA account holders can not redeem by telephone.

During times of drastic economic or market conditions, you may experience difficulty in contacting the Fund by telephone to request a redemption of Fund shares. In such cases, you should consider using the other redemption procedures described herein. Use of these other redemption procedures may result in the redemption request being processed at a later time than it would have been if telephone redemption had been used. During the delay, the Fund's net asset value may fluctuate.


Transactions using the Internet. You may obtain a prospectus, an account application and other information regarding the Fund using the Internet by visiting www.internetindexfund.net. If you elect the online transactions option on the account application form (or fill out a separate online transaction request form) you may also use the Internet to redeem (or purchase) shares, check your account, balance or check your transaction history.

Contingent Redemption Fee. A redemption fee of 1.5% payable to the Fund may be imposed if you redeem shares within 90 days of the date of purchase. No redemption fee will be imposed to the extent that the net asset value of the shares redeemed does not exceed (1) the current net asset value of shares acquired through reinvestment of dividends or capital gains distributions, plus
(2) increases in the net asset value of your shares above the dollar amount of all your payments for the purchase of shares held by you at the time of redemption. If the aggregate value of shares redeemed has declined below their original cost as a result of the Fund's performance, the applicable redemption fee will be applied to the then-current net asset value rather than the purchase price.


In determining whether a redemption fee is applicable to a redemption, the calculation will be made in a manner that results in the lowest possible rate. It will be assumed that the redemption is made first of amounts representing shares acquired pursuant to the reinvestment of dividends and distributions; then of amounts representing the increase in net asset value of shares above the total amount of payments for the purchase of shares made during the preceding year; then of amounts representing shares purchased more than 90 days prior to the redemption; and finally, of amounts representing the cost of shares purchased within 90 days prior to the redemption.


Additional Information about Redemptions. You may have redemption proceeds wired to your brokerage account or a bank account that you designate. A transaction fee of $12.00 will be charged for payments by wire. Questions about this option, or redemption requirements generally, should be directed to the Fund at (800) 234-0849.

A signature guarantee is required for requests to redeem a large amount of shares ($25,000 or more), if your address of record has been changed within the past 30 days, or if you ask for proceeds to be sent to a different address. A signature guarantee is used to help protect you and the Fund from fraud. You can obtain a signature guarantee from most banks or securities dealers, but not from a notary public. Please call the Fund to learn if a signature guarantee is needed or to make sure that it is completed appropriately in order to avoid processing delays.

If your account falls below $2,500 ($1,500 for qualified retirement accounts) for other than market reasons, the Fund may request that you increase your balance. If the account is still below the minimum after 60 days, the Fund may automatically close your account and send you the proceeds. The Fund also reserves the right to make a "redemption-in-kind" if the amount you are redeeming is large enough to affect Fund operations or otherwise disrupt the Fund. When the Fund redeems-in-kind, it pays the shareholder in portfolio securities rather than cash, and the shareholder may experience additional expenses such as brokerage commissions in order to sell the securities.


Systematic Withdrawal Plan. If you own shares with a value of $10,000 or more, you may participate in the Systematic Withdrawal Plan. The Systematic Withdrawal Plan allows you to make automatic withdrawals of $100 or more from your account at regular intervals. Amounts will be transferred from your Fund account to the bank account you choose at the interval you select on the New Account Application form. If you expect to purchase additional shares, it may not be to your advantage to participate in the Systematic Withdrawal Plan because of the possible adverse tax consequences of making purchases and redemptions during the same or similar time periods.

If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax. Requests that do not indicate a preference will be subject to withholding. IRA shareholders may not redeem shares by telephone or Internet. Redemptions requests must be in writing.

                          Distributions and Taxation

The Fund will distribute substantially all of the net investment income and net capital gains that it has realized in the sale of securities. These income and gains distributions will generally be paid once each year, on or before December
31. Distributions will automatically be reinvested in additional shares of the Fund, unless you elect to have the distributions paid to you in cash. There are no sales charges or transaction fees for reinvested distributions and all shares will be purchased at NAV.


In general, Fund distributions are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. Any capital gains the Fund distributes are taxable to you as long-term capital gains no matter how long you have owned your shares. If the Fund distributes unrealized gains soon after you purchase shares, a portion of your investment may be returned as a taxable distribution.

By law, the Fund must withhold 31% of your taxable distributions and proceeds if you do not provide your correct social security or taxpayer identification number, or if the IRS instructs the Fund to do so.

Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

When you sell your shares of the Fund, you may have a capital gain or loss. The individual tax rate on any gain from the sale of your shares depends on your marginal tax rate and on how long you have held your shares.

Fund distributions and gains from the sale of your shares generally will be subject to state and local income tax. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in the Fund.

                                 Prospectus

                            Dated October __, 1999

Investment Manager
Integrity Global Asset Management, Inc.
Wakefield, Rhode Island

Legal Counsel
Stradley, Ronon, Stevens & Young, LLP
Philadelphia, Pennsylvania

Independent Auditors
Arthur Andersen LLP
Milwaukee, Wisconsin

Transfer Agent, Fund Accounting Agent
and Fund Administrator
Firstar Mutual Fund Services, LLC
Milwaukee, Wisconsin

Custodian
Firstar Bank Milwaukee, N.A.
Milwaukee, Wisconsin

A Statement of Additional Information (SAI) for the Fund contains more information about the Fund's policies and management and is incorporated by reference into this prospectus. The Fund's annual and semi-annual reports to shareholders will contain additional information about the Fund's investments and a discussion of the market conditions that significantly affected the Fund and the Index during each fiscal year. You may obtain free copies of these documents by:

Telephone:      1-800-234-0849
Internet:       www.internetindexfund.net

Mail:

Regular Mail:                             Overnight or Express Mail:
  Internet Index Fund                     Internet Index Fund
  c/o Firstar Mutual Fund Services, LLC   c/o Firstar Mutual Fund Services, LLC
  P.O. Box 701                            615 East Michigan Street, 3rd Floor
  Milwaukee, WI  53201-0701               Milwaukee, WI  53202

You may review and copy the SAI and other information about the Fund by visiting the Securities and Exchange Commission's Public Reference Room in Washington, DC or by visiting the Commission's Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by writing to the Public Reference Section of the Commission, Washington, DC 20549-6009. You may call the Commission at 1-800-SEC-0330 for information about the operation of the public reference room.

                                                    1940 Act File No.  811-9493


                               IGAM Group Funds
                     South Kingstown Office Park, Suite A5
                               24 Salt Pond Road
                              Wakefield, RI 02879
                                (401) 788-0977
                      Web-site: www.internetindexfund.net

                      Statement of Additional Information
                          for the Internet Index Fund

                            Dated October __, 1999

This Statement of Additional Information relates to the Internet Index Fund (the "Fund"), which is the first mutual fund within the IGAM Group Funds family. The SAI is not a prospectus but should be read in conjunction with the Fund's current Prospectus dated October __, 1999. To obtain the Prospectus, please visit the Fund's web-site, call 1-800-234-0849 or write to the Fund as shown below:

  Regular Mail:                            Overnight or Express Mail:
  Internet Index Fund                      Internet Index Fund
  c/o Firstar Mutual Fund Services, LLC    c/o Firstar Mutual Fund Services, LLC
  P.O. Box 701                             615 East Michigan Street, 3rd Floor
  Milwaukee, WI  53201-0701                Milwaukee, WI  53202


                                TABLE OF CONTENTS

The Fund                                                         3
Investment Objective and Strategies                              3
Investment Restrictions                                          9
Management of the Fund                                          11
Investment Manager                                              14
Code of Ethics                                                  14
Administrative Services                                         15
Custodian                                                       15
Distributor                                                     15
Distribution and Shareholder Servicing Plan                     15
Pricing of Shares                                               16
Shares of Beneficial Interest                                   17
Purchasing Shares                                               17
Redemptions of Shares                                           18
Portfolio Transactions and Turnover                             19
Additional Information on Distributions and Taxes               20
Performance Information                                         22
Auditors                                                        23
Financial Statements                                            24

The Fund

IGAM Group Funds (the "Trust") is a non-diversified, open-end, management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act") which is currently comprised of a single fund called the Internet Index Fund (the "Fund"). The Trust was organized as a business trust under the Delaware Business Trust Act on July 16, 1999. The Fund's registered office in Delaware is The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801 and its principal office is at South Kingstown Office Park, Suite A5, 24 Salt Pond Road, Wakefield, RI 02879.

Investment Objective and Strategies

The Fund's investment objective is to provide investment results, using statistical procedures, that parallel the Dow Jones Internet IndexSM, a diversified index which is comprised of approximately 40 stocks of companies whose primary focus is Internet related.

The following discussion of investment techniques and instruments supplements and should be read in conjunction with the investment information set forth in the Fund's Prospectus. The investment practices described below, except for the discussion of certain specified investment policies and restrictions, are not fundamental and may be changed by the Board of Trustees without the approval of the shareholders. In seeking to meet its investment objective, the Fund may invest in any type of security whose characteristics are consistent with the Fund's investment program. The securities in which the Fund may invest include those described below.

Common and Preferred Stock. Common stocks are units of ownership of a corporation. Preferred stocks are stocks that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. Some preferred stocks may be convertible into common stock. Convertible securities are securities that may be converted into or exchanged for a specific amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.

Futures. The Fund may enter into contracts for the purchase or sale for future delivery of securities including contracts for the purchase or sale for future delivery of the stocks within an index. The Fund will not use futures contacts as leveraged investments that magnify the gains and losses of an investment. A purchase of a futures contract means the acquisition of a contractual right to obtain delivery to the Fund of the securities or foreign currency called for by the contract at a specified price and future date. When the Fund enters into a futures transaction, it must deliver to the futures commission merchant selected by the Fund an amount referred to as "initial margin." This amount is maintained by the futures commission merchant in segregated account at the custodian bank. Thereafter, a "variation margin" may be paid by the Fund to, or drawn by the Fund from, such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities subject to the futures contract.

The Fund may enter into futures contracts and engage in options on futures to the extent that no more than 5% of the Fund's assets are required as futures contract margin deposits and premiums on options, and may engage in such transactions to the extent that obligations relating to such futures and related options on futures transactions represent not more than 20% of the Fund's assets.

Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold," or "selling" a contract previously purchased) in an identical contract to terminate the position. Unlike other futures contracts, a stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract. Brokerage commissions are incurred when a futures contract is bought or sold.

The Fund will enter into futures transactions on domestic exchanges and, to the extent such transactions have been approved by the Commodity Futures Trading Commission for sale to customers in the United States, on foreign exchanges.

Index Options. The Fund may purchase exchange-listed put and call options on stock indices and sell such options in closing sale transactions. The Fund may purchase call options on indices to temporarily achieve market exposure when the Fund is not fully invested. The Fund may also purchase exchange-listed call options on particular market segment indices to achieve temporary exposure to a specific industry. While the option is open, the Fund will maintain a segregated account with its custodian in an amount equal to the market value of the option.


Options on indices are similar to regular options except that an option on an index gives the holder the right, upon exercise, to receive an amount of cash if the closing level of the index upon which the option is based is greater than (in the case of a call) or lesser than (in the case of a put) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple (the "multiplier").

The Fund's purchases of options on indices will subject it to the following risks described below. First, because the value of an index option depends upon movements in the level of the index rather than the price of a particular security, whether the Fund will realize gain or loss on the purchase of an option on an index depends upon movements in the level of prices in the market generally or in an industry or market segment rather than movements in the level of prices in the market generally or in an industry or market segment rather than movements in the price of a particular security.

Second, index prices may be distorted if trading of a substantial number of securities included in the index is interrupted causing the trading of options on that index to be halted. If a trading halt occurred, the Fund would not be able to close put options which it had purchased and the Fund may incur losses if the underlying index moved adversely before trading resumed. If a trading halt occurred and restrictions prohibiting the exercise of options were imposed through the close of trading on the last day before expiration, exercises on that day would be settled on the basis of a closing index value that may not reflect current price information for securities representing a substantial portion of the value of the index.

Third, if the Fund holds an index option and exercises it before final determination of the closing index value for that day, it runs the risk that the level of the underlying index may change before closing. If such a change causes the exercised option to fall "out-of-the-money," the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer. Although the Fund may be able to minimize this risk by withholding exercise instructions until just before the daily cutoff time or by selling rather than exercising the option when the index level is close to the exercise price, it may not be possible to eliminate this risk entirely because the cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.



U.S. Government Securities. U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Funds' shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities include securities that have no coupons, or have been stripped of their unmatured interest coupons, individual interest coupons from such securities that trade separately, and evidences of receipt of such securities. Such securities may pay no cash income, and are purchased at a deep discount from their value at maturity. Because interest on zero coupon securities is not distributed on a current basis but is, in effect, compounded, zero coupon securities tend to be subject to greater market risk than interest-payment securities, such as CATs and TIGRs, which are not issued by the U.S. Treasury, and are new therefore not U.S. Government securities, although the underlying bond represented by such receipt is a debt obligation of the U.S. Treasury. Other zero coupon Treasury securities (STRIPs and CUBEs) are direct obligations of the U.S.
Government.

Bank Obligations. Certificates of deposit are short-term obligations of commercial banks. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions. Certificates of deposit may have fixed or variable rates.


Loans of Portfolio Securities. The Fund may lend its investment securities to approved borrowers who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations, provided that such loans do not exceed 33 1/3% of the Fund's total assets at the time of the most recent loan. By lending its investment securities, the Fund attempts to increase its income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The Fund may lend its investment securities to qualified brokers, dealers, domestic and foreign banks or other financial institutions, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the Securities and Exchange Commission (the "SEC") thereunder, which currently require that:

(a) the borrower pledge and maintain with a Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank or securities issued or guaranteed by the United States Government having a value at all times not less than 100% of the value of the securities loaned; (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis); (c) the loan be made subject to termination by a Fund at any time; and (d) the Fund receives reasonable interest on the loan (which may include the Fund investing any cash collateral in interest bearing short-term investments). All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Board of Trustees.


At the present time, the staff of the SEC does not object if an investment company pays reasonable negotiated fees in connection with loaned securities so long as such fees are set forth in a written contract and approved by the investment company's Board of Trustees. In addition, voting rights may pass with the loaned securities, but if a material event occurs affecting an investment on a loan, the loan must be called and the securities voted.

Repurchase Agreements. When the Fund enters into a repurchase agreement, it purchases securities from a bank or broker-dealer which simultaneously agrees to repurchase the securities at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. As a result, a repurchase agreement provides a fixed rate of return insulated from market fluctuations during the term of the agreement. The term of a repurchase agreement generally is short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. Repurchase agreements will be fully collateralized and the collateral will be marked-to-market daily. The Fund may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreement, together with any other illiquid securities held by the Fund, would exceed 15% of the value of the net assets of the Fund.

In the event of bankruptcy or other default by the seller of the security under a repurchase agreement, the Fund may suffer time delays and incur costs or possible losses in connections with the disposition of the collateral. In such event, instead of the contractual fixed rate of return, the rate of return to the Fund would be dependent upon intervening fluctuations of the market value of the underlying security and the accrued interest on the security. Although the Fund would have rights against the seller for breach of contract with respect to any losses arising from market fluctuations following the failure of the seller to perform, the ability of the Fund to recover damages from a seller in bankruptcy or otherwise in default would be reduced.

Repurchase agreements are securities for purposes of the tax diversification requirements that must be met for pass-through treatment under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Fund will limit the value of its repurchase agreements on each of the quarterly testing dates to ensure compliance with Subchapter M of the Code.

Reverse Repurchase Agreements. Reverse repurchase agreements involve sales of portfolio securities of the Fund to member banks of the Federal Reserve System or securities dealers believed creditworthy, concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price which is generally equal to the original sales price plus interest. The Fund retains record ownership and the right to receive interest and principal payments on the portfolio securities involved. In connection with each reverse repurchase transaction, the Fund will direct its custodian bank to place cash, U.S. government securities, equity securities and/or investment and non-investment grade debt securities in a segregated account of the Fund in an amount equal to the repurchase price. Any assets held in any segregated securities, options, futures, forward contracts or other derivative transactions shall be liquid, unencumbered and marked-to-market daily (any such assets held in a segregated account are referred to in this Statement of Additional Information as "Segregated Assets").

A reverse repurchase agreement involves the risk that the market value of the securities retained by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. Reverse repurchase agreements are considered borrowings and as such, are subject to the same investment limitations.


Borrowing. The Fund may borrow money as a temporary measure or for extraordinary purposes or to facilitate redemptions subject to the fundamental investment restriction described below under the heading "Investment Restrictions." The Fund will not borrow money in excess of 33 1/3% of the value of its total assets. Any borrowing above 5% of the Fund's total assets will be done from a bank with the required asset coverage of at least 300%. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter (not including Sundays or holidays), or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%.


Other Investments. The Board of Trustees may, in the future, authorize the Fund to invest in securities other than those listed in this SAI and in the prospectus, provided such investment would be consistent with the Fund's investment objective and that it would not violate any fundamental investment policies or restrictions.

Investment Restrictions

Fundamental Investment Policies and Restrictions. The Fund has adopted the following fundamental investment policies and restrictions which cannot be changed without the approval of a "majority of the outstanding voting securities" of the Fund. Under the 1940 Act, a "majority of the outstanding voting securities" of a fund means the vote of: (i) more than 50% of the outstanding voting securities of the fund; or (ii) 67% or more of the voting securities of the fund present at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, whichever is less.

Concentration. The Fund has adopted a policy of concentrating in securities issued by companies within the Internet industry but will, otherwise, not make investments that result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission ("SEC") staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry. This restriction, however, does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, or its agencies or instrumentalities. The SEC staff currently takes the position that a fund concentrates its investments in a particular industry if more than 25% of its net assets is invested in issuers within the industry.

Senior Securities & Borrowing. The Fund may not borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

Underwriting. The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Real Estate. The Fund may not purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

Commodities. The Fund may not purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

Lending. The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Non-Fundamental Policies and Restrictions. In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the Prospectus and this SAI, the Fund will be subject to the following investment restrictions, which are considered non-fundamental and may be changed by the Board of Trustees without shareholder approval.

Other Investment Companies. The Fund is permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction. However, the Fund may not operate as a "fund of funds" which invests primarily in the shares of other investment companies as permitted by Section 12(d)(1)(F) or (G) of the 1940 Act, if its own shares are utilized as investments by such a "fund of funds."

Illiquid Securities. The Fund may not invest more than 15% of its net assets in securities which it can not sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.


Non-Diversified Fund. The Fund is non-diversified under the 1940 Act, which means that there is no restriction under the 1940 Act on how much the Fund may invest in the securities of any one issuer. However, to qualify for tax treatment as a regulated investment company under the Internal Revenue Code ("Code"), the Fund intends to comply, as of the end of each taxable quarter, with certain diversification requirements imposed by the Code. Pursuant to these requirements, the Fund will, among other things, limit its investments in the securities of any one issuer (other than U. S. Government securities or securities of other regulated investment companies) to no more than 25% of the value of the Fund's total assets. In addition, the Fund, with respect to 50% of its total assets, will limit its investments in the securities of any issuer to 5% of the Fund's total assets, and will not purchase more than 10% of the outstanding voting securities of any one issuer.


In applying the Fund's fundamental policy concerning concentration that is described above, it is a matter of non-fundamental policy that investments in certain categories of companies will not be considered to be investments in a particular industry. For example: (i) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (ii) technology companies will be divided according to their products and services, for example, hardware, software, information services and outsourcing, or telecommunications will each be a separate industry; (iii) asset-backed securities will be classified according to the underlying assets securing such securities; and (iv) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry.


Management of the Fund

The Trust is governed by a Board of Trustees. The Board of Trustees consists of four individuals, three of whom are not "interested persons" of the Trust as that term is defined in Section 2(a)(19) of the 1940 Act. The Trustees are experienced business persons who meet throughout the year to oversee the Trust's activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The names and business addresses of the Trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below.

----------------------------------------------------------------------
Name and Address          Age   Position  Principal Occupations
                                          during the Past Five Years
----------------------------------------------------------------------
----------------------------------------------------------------------
Edward M. Mazze, Ph.D.    58    Chairman  Presently, Dean, College
The University of               of the    of Business Administration
Rhode Island                    Board of  of the University of Rhode
College of Business             Trustees  Island since 1998;
Administration                            Director, Technitrol
7 Lippit Road                             Incorporated since 1985;
301 Ballentine Hall                       Director, McGettigan
Kingston, RI                              Partners, 1989-1993, 1997
02881-0802                                to present; Honorary Board
                                          Member,  Delaware  Valley  College  of
                                          Science and  Agriculture,  since 1997;
                                          Accreditation  Panel  Member,   Middle
                                          States  Association  of  Colleges  and
                                          Secondary School  Commission of Higher
                                          Education, since 1981; Previously, Dr.
                                          Mazze held the position of Dean at the
                                          University   of  North   Carolina   at
                                          Charlotte's  Belk  College of Business
                                          Administration   (1993-1998),  at  the
                                          School of Business and  Management  at
                                          Temple     University      (1979-1986,
                                          professor from 1979-1993) and at Seton
                                          Hall  University's  W.  Paul  Stillman
                                          School of Business  (1975-1979).  From
                                          1984  to  1997,   Dr.   Mazze   was  a
                                          Bankruptcy   Trustee  for  the  United
                                          States Bankruptcy Court in the Eastern
                                          District of Pennsylvania and from 1985
                                          to 1987,  he served as the Chairman of
                                          the Board and Chief Executive  Officer
                                          of   the   William    Penn   Bank   in
                                          Philadelphia   (now   part  of  Mellon
                                          Bank).  He also  previously  served on
                                          the  Boards  of  numerous  public  and
                                          private    businesses,     educational
                                          organizations and foundations and held
                                          numerous  governmental,   professional
                                          and academic appointments.

----------------------------------------------------------------------
----------------------------------------------------------------------

Eugene Y.W. Lee, Ph.D.*   48    Trustee,  President, Integrity
Integrity Global Asset          President,Global Asset Management,
Management, Inc.                Treasurer Inc. since 1997; Associate
South Kingstown Office          and       Professor of Finance,
Park                            Secretary University of Rhode Island
Suite A5                                  (faculty member since
24 Salt Pond Road                         1992).
Wakefield, RI 02879

----------------------------------------------------------------------
----------------------------------------------------------------------
Andrew Laviano            57    Trustee   Professor, University of
The University of               and       Rhode Island since 1976;
Rhode Island                    Chairman  previously, attorney in
College of Business             of Audit  private practice.
Administration                  Committee
7 Lippit Road
349 Ballentine Hall
Kingston, RI
02881-0802
----------------------------------------------------------------------
----------------------------------------------------------------------
Harris N. Rosen           66    Trustee   At the University of Rhode
76 Sundance Trail                         Island, presently serves
Wakefield, RI 02879                       as Special Assistant to
                                          the  Dean  of the  University,  and in
                                          1998,   as  Executive  in   Residence,
                                          teaching   courses   in   Supervision,
                                          Management   and    Introduction    to
                                          Business;  previously,   President  of
                                          School House Candy Company, Pawtucket,
                                          RI since 1969;  Mr.  Rosen also serves
                                          as  the   Director   of   the   Jewish
                                          Federation  of  Rhode  Island  and has
                                          served  in  various  capacities  since
                                          1970;  Trustee  of Women and  Infants'
                                          Hospital,  Rhode  Island,  since 1978;
                                          Corporator  of Rhode  Island  Hospital
                                          since  1982;  and  has  held  numerous
                                          business   and    community    service
                                          positions  in the  Rhode  Island  area
                                          over the years.

----------------------------------------------------------------------

* This trustee is deemed to be an "interested person" of the Trust as that term is defined in Section 2(a)(19) of the 1940 Act.

Trustee Compensation. For their service as trustees, the independent trustees receive annual fees of $8,000, as well as reimbursement for expenses incurred in connection with attendance at Board meetings. The Chairman of the Board receives additional annual compensation of $8,000 for his service as chairman, and the Chairman of the Audit Committee receives additional compensation of $2,000 for his service as chairman. Dr. Lee is an interested trustee and, therefore, is paid by the investment manager and does not receive any compensation from the Fund for his service as a trustee.

Control Persons, Principal Holders of Securities and Management Ownership. As of September 30, 1999, which was prior to the public offering of the Fund's shares, Dr. Eugene Lee was the holder of 100% of the Fund's shares, and there were otherwise no control persons or principal holders of securities of the Fund. Control persons are persons deemed to control the Fund because they own beneficially over 25% of the outstanding equity securities. Principal holders are persons that own beneficially 5% or more of the Fund's outstanding equity securities.

Investment Manager

Integrity Global Asset Management, Inc., is a Delaware corporation that serves as an investment manager to the Fund pursuant to an Investment Management Agreement dated as of September 13, 1999.

This Investment Management Agreement is effective for an initial term of two years and will continue on a year-to-year basis thereafter, provided that specific approval is voted at least annually by the Board of Trustees of the Trust or by the vote of the holders of a majority of the outstanding voting securities of the Fund. In either event, it must also be approved by a majority of the trustees of the Trust who are neither parties to the Agreement nor interested persons of any such party as defined in the 1940 Act at a meeting called for the purpose of voting on such approval. The Investment Manager's decisions are made subject to direction of the Board of Trustees. The Agreement may be terminated at any time, without the payment of any penalty, by vote of a majority of the outstanding voting securities of the Fund.




For the services provided by the Investment Manager under the Agreement, the Trust, on behalf of the Fund, has agreed to pay to Integrity Global Asset Management, Inc. an annual fee of 0.65% of the Fund's average daily net assets. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. The fee is higher than the fee paid by most other index mutual funds.

Code of Ethics

Both the Trust and the Investment Manager have adopted Codes of Ethics that govern the conduct of employees of the Trust and Investment Manager who may have access to information about the Fund's securities transactions. The Codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of their own interests. Among other things, the Codes require preclearance of personal securities transactions; certain blackout periods for personal trading of securities which may be considered for purchase or sale by the Fund or other clients of the Investment Manager; annual and quarterly reporting of personal securities holdings; and limitations on personal trading of initial public offerings. Violations of the Codes are subject to review by the Trustees and could result in severe penalties.


Administrative Services

Firstar Mutual Fund Services, LLC, a subsidiary of Firstar Bank Milwaukee, N.A., provides administrative personnel and services (including blue-sky services) to the Fund. Administrative services include, but are not limited to, providing office space, equipment, telephone facilities, various personnel, including clerical and supervisory, and computers, as is necessary or beneficial to provide compliance services to the Fund. Firstar Mutual Fund Services, LLC also will serve as fund accountant and transfer agent under separate agreements.

Custodian

Firstar Bank Milwaukee, N.A. is custodian for the securities and cash of the Fund. Under the Custodian Agreement, Firstar Bank Milwaukee, N.A. holds the Fund's portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties.

Distributor


T.O. Richardson Securities, Inc. serves as the principal underwriter and national distributor for the shares of the Fund pursuant to a Distribution Agreement with the Trust dated as of September 13, 1999 (the "Distribution Agreement"). T.O. Richardson Securities, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state's securities laws and is a member of the NASD. The offering of the Fund's shares is continuous. The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Fund's shares.


Distribution and Shareholder Servicing Plan. The Board of Trustees has adopted a Distribution and Shareholder Serving Plan on behalf of the Fund, in accordance with Rule 12b-1 (the "Plan") under the 1940 Act. The Fund is authorized under the Plan to use the assets of the Fund to reimburse the Investment Manager, the Distributor or others for certain activities relating to the distribution of shares of the Fund to investors and the provision of shareholder services. The maximum amount payable under the Plan is 0.25% of the Fund's average net assets on an annual basis.

The NASD's maximum sales charge rule relating to mutual fund shares establishes limits on all types of sales charges, whether front-end, deferred or asset-based. This rule may operate to limit the aggregate distribution fees to which shareholders may be subject under the terms of the Plan.

The Plan authorizes the use of Fund assets to pay, or reimburse expenses incurred by, banks, broker/dealers and other institutions which provide distribution assistance and/or shareholder services including, but not limited to, printing and distributing prospectuses to persons other than Fund shareholders, printing and distributing advertising and sales literature and reports to shareholders used in connection with selling shares of the Fund, furnishing personnel and communications equipment to service shareholder accounts and prospective shareholder inquiries.

The Plan requires that any person authorized to direct the disposition of monies paid or payable by the Fund pursuant to the Plan or any related agreement prepare and furnish to the Trustees for their review, at least quarterly, written reports complying with the requirements of the Rule and setting out the amounts expended under the Plan and the purposes for which those expenditures were made. The Plan provides that so long as it is in effect the selection and nomination of Trustees who are not interested persons of the Trust will be committed to the discretion of the Trustees then in office who are not interested persons of the Trust.

Neither the Plan nor any related agreements can take effect until approved by a majority vote of both all the Trustees and those Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan, cast in person at a meeting called for the purpose of voting on the Plan and the related agreements. The Trustees approved the Plan on September 13, 1999.

The Plan will continue in effect only so long as its continuance is specifically approved at least annually by the Trustees in the manner described above for Trustee approval of the Plan. The Plan for the Fund may be terminated at any time by a majority vote of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operations of the Plan or in any agreement related to the Plan or by vote of a majority of the outstanding voting securities of the Fund.

The Plan may not be amended so as to materially increase the amount of the distribution fees for the Fund unless the amendment is approved by a vote of at least a majority of the outstanding voting securities of the Fund. In addition, no material amendment may be made unless approved by the Trustees in the manner described above for Trustee approval of the Plan.

Pricing of Shares

Shares of the Fund are sold on a continual basis at the net asset value per share next computed following acceptance of an order by the Fund. The Fund's net asset value per share for the purpose of pricing purchase and redemption orders is determined at the close of normal trading (currently 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open for trading. The NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr.'s Day,
President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Securities listed on a U. S. securities exchange or Nasdaq for which market quotations are readily available at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Options, futures, unlisted
U. S. securities and listed U. S. securities not traded on the valuation date for which market quotations are readily available are valued at the most recent quoted bid price.

Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed-income securities purchased with remaining maturities of 60 days or less are valued at amortized cost if it reflects fair value. In the event that amortized cost does not reflect market, market prices as determined above will be used. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Fund.

Shares of Beneficial Interest


The Trust is a series business trust that currently offers one series of shares. The beneficial interest of the Trust is divided into an unlimited number of shares, with no par value. Each share has equal dividend, voting, liquidation and redemption rights. There are no conversion or preemptive rights. Shares, when issued, will be fully paid and nonassessable. Fractional shares have proportional voting rights. Shares of the Fund do not have cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees if they choose to do so and, in such event, the holders of the remaining shares will not be able to elect any person to the Board of Trustees. Shares will be maintained in open accounts on the books of the Transfer Agent, and certificates for shares will generally not be issued.

If they deem it advisable and in the best interests of shareholders, the Trustees may create additional series of shares, each of which represents interests in a separate portfolio of investments and is subject to separate liabilities, and may create multiple classes of shares of such series, which may differ from each other as to expenses and dividends. If additional series or classes of shares are created, shares of each series or class are entitled to vote as a series or class only to the extent required by the 1940 Act or as permitted by the Trustees. Upon the Trust's liquidation, all shareholders of a series would share pro-rata in the net assets of such series available for distribution to shareholders of the series, but, as shareholders of such series, would not be entitled to share in the distribution of assets belonging to any other series.

Purchasing Shares

Shares of the Fund are sold in a continuous offering and may be purchased on any business day through authorized investment dealers or directly from the Fund.

Stock Certificates and Confirmations

The Fund does not intend to issue stock certificates representing shares purchased. Confirmations of the opening of an account and of all subsequent transactions in the account are forwarded by the Fund to the stockholder's address of record.

Special Incentive Programs

At various times the Fund may implement programs under which a dealer's sales force may be eligible to win nominal awards for certain sales efforts or recognition program conforming to criteria established by the Fund, or participate in sales programs sponsored by the Fund. In addition, the investment manager or distributor, in their discretion may from time to time, pursuant to objective criteria, sponsor programs designed to reward selected dealers for certain services or activities that are primarily intended to result in the sale of shares of the Fund. These programs will not change the price you pay for your shares or the amount that the Fund will receive from the sale.



Redemption of Shares

To redeem shares, shareholders may send a written request to:

  Regular Mail:                           Overnight or Express Mail:
  The Internet Index Fund                 The Internet Index Fund
  c/o Firstar Mutual Fund Services, LLC   c/o Firstar Mutual Fund Services, LLC
  P.O. Box 701                            615 East Michigan Street, 3rd Floor
  Milwaukee, WI  53201-0701               Milwaukee, WI  53202

The written letter of instructions must include

o     the investor's social security number or tax identification number,

o     the fund name,

o     the account number,

o     the share or dollar amount to be redeemed, and

o     signature by all shareholders on the account.

The proceeds will be wired to the bank account of record or sent to the address of record within seven days.

If a shareholder requests that redemption proceeds be sent to an address other than that on record with the Fund or proceeds be made payable to someone other than to the shareholder(s) of record, the written request must have signatures guaranteed by:

o a trust company or commercial bank whose deposits are insured by the BIF, which is administered by the FDIC;

o     a member of the New York, Boston, American, Midwest, or Pacific Stock
      Exchange;

o a savings bank or savings association whose deposits are insured by the SAIF, which is administered by the FDIC; or

o any other "eligible guarantor institution" as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantor program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

Portfolio Transactions and Turnover

The Fund's portfolio securities transactions are placed by the Investment Manager. The objective of the Fund is to obtain the best available execution in its portfolio transactions, taking into account the costs, promptness of executions and other qualitative considerations. There is no pre-existing commitment to place orders with any broker, dealer or member of an exchange. The Investment Manager evaluates a wide range of criteria in seeking the most favorable price and market for the execution of transactions, including the broker's commission rate, execution capability, positioning and distribution capabilities, information in regard to the availability of securities, trading patterns, statistical or factual information, opinions pertaining to trading strategy, back office efficiency, ability to handle difficult trades, financial stability, and prior performance in servicing the Investment Manager and its clients. In transactions on equity securities and U.S. Government securities executed in the over-the-counter market, purchases and sales are transacted directly with principal market-makers except in those circumstances where, in the opinion of the Investment Manager, better prices and executions are available elsewhere.

The Investment Manager, when effecting purchases and sales of portfolio securities for the account of the Fund, will seek execution of trades either (i) at the most favorable and competitive rate of commission charged by any broker, dealer or member of an exchange, or (ii) at a higher rate of commission charges, if reasonable, in relation to brokerage and research services provided to the Fund or the Investment Manager by such member, broker, or dealer. Such services may include, but are not limited to, any one or more of the following; information as to the availability of securities for purchase or sale, statistical or factual information, or opinions pertaining to investments. The Investment Manager may use research and services provided by brokers and dealers in servicing all its clients, including the Fund, and not all such services will be used by the Investment Manager in connection with the Fund. In accordance with the provisions of Section 28(e) of the 1934 Act, the Manager may from time-to-time receive services and products which serve both research and non-research functions. In such event, the Manager makes a good faith determination of the anticipated research and non-research use of the product or service and allocates brokerage only with respect to the research component. Brokerage may also be allocated to dealers in consideration of the Fund's share distribution but only when execution and price are comparable to that offered by other brokers.

If the Investment Manager provides investment advisory services to individuals and other institutional clients, there may be occasions on which other investment advisory clients advised by the Investment Manager may also invest in the same securities as the Fund. When these clients buy or sell the same securities at substantially the same time, the Investment Manager may average the transactions as to price and allocate the amount of available investments in a manner which is believes to be equitable to each client, including the Fund. On the other hand, to the extent permitted by law, the Investment Manager may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other clients managed by it in order to obtain lower brokerage commissions, if any.

Because of the Fund's indexing investment strategy, it generally only sells securities to generate cash to satisfy redemption requests, or to rebalance its portfolio to track the target index. As a result, the Fund's portfolio turnover rate is expected to be extremely low. However, the Fund is not managed in a manner designed to maximize tax efficiencies or reduce transaction costs, and securities will be purchased and sold without regard to such factors as the manager deems appropriate. Of course, when selling portfolio securities, the manager will attempt to minimize taxable gains. The portfolio turnover rate is calculated by dividing the lesser of the Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the portfolio during the year.



Additional Information on Distributions and Taxes

Distributions.

A shareholder will automatically receive all income dividends and capital gain distributions in additional full and fractional shares of the Fund at their net asset value as of the date of payment unless the shareholder elects to receive such dividends or distributions in cash. The reinvestment date normally precedes the payment date by about seven days although the exact timing is subject to change. Shareholders will receive a confirmation of each new transaction in their account. The Trust will confirm all account activity, including the payment of dividend and capital gain distributions and transactions made as a result of an Automatic Withdrawal Plan or an Automatic Investment Plan. Shareholders may rely on these statements in lieu of stock certificates. Stock certificates representing shares of the Fund will not be issued.

Taxes

Distributions of net investment income. The Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. Any distributions by the Fund from such income will be taxable to you as ordinary income, whether you take them in cash or in additional shares.

Distributions of capital gains. The Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term capital gains will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net capital gains realized by the Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate excise or income taxes on the Fund.

Information on the tax character of distributions. The Fund will inform you of the amount of your ordinary income dividends and capital gains distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

Election to be taxed as a regulated investment company. The Fund intends to elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code and intends to so qualify during the current fiscal year. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. In such case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of the Fund's earnings and profits.

Excise tax distribution requirements. To avoid federal excise taxes, the Internal Revenue Code requires the Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve month period ending October 31; and 100% of any undistributed amounts from the prior year. The Fund intends to declare and pay these amounts in December (or in January that are treated by you as received in December) to avoid these excise taxes, but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Redemption of Fund shares. Redemptions and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, the IRS will require that you report a gain or loss on your redemption or exchange. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you hold your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

U.S. government obligations. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the Fund. Investments in Government National Mortgage Association or Federal National Mortgage Association securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Dividends-received deduction for corporations. If you are a corporate shareholder, you should note that it is expected that a portion of the dividends paid by the Fund will qualify for the dividends-received deduction. In some circumstances, you will be allowed to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by the Fund as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

Investment in complex securities. The Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Fund.


Performance Information

Total Return. Average annual total return quotations used in the Fund's advertising and promotional materials are calculated according to the following formula:

                                P(1 + R)n = ERV

where P equals a hypothetical initial payment of $1,000; R equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

Cumulative Total Return. Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns may be broken down into their components or income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return.

Other Information. The Fund's performance data quoted in advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in a Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount.

If permitted by applicable law, the Fund may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., the Donoghue Organization, Inc. or other independent services which monitor the performance of investment companies, and may be quoted in advertising in terms of its ranking in each applicable universe. In addition, the Fund may use performance data reported in financial and industry publications, including Barron's, Business Week, Forbes, Fortune, Investor's Daily, IBC/Donoghue's Money Fund Report, Money Magazine, The Wall Street Journal and USA Today.

In addition to the Index, the Fund may from time to time use the following unmanaged indices for performance comparison purposes:

o S&P 500 - The S&P 500 is an index of 500 stocks designed to track the overall equity market's industry weightings. Most, but not all, large capitalization stocks are in the index. There are also some small capitalization names in the index. The list is maintained by Standard & Poor's Corporation. It is market capitalization weighted. There are always 500 issuers in the S&P 500. Changes are made by Standard & Poor's as needed.

o Russell 2000 - The Russell 2000 is composed of the 2,000 smallest stocks in the Russell 3000, a market value weighted index of the 3,000 largest
      U. S. publicly-traded companies.

o The Nasdaq Composite Index - The Nasdaq Composite Index is a broad-based market capitalization-weighted index of all Nasdaq stocks.


Auditors

Arthur Andersen, LLP serves as the Fund's independent auditors, whose services include examination of the Fund's financial statements and the performance of other related audit and tax services.

                              Financial Statements

                            The Internet Index Fund
                      Statement of Assets and Liabilities
                           As of September 22, 1999


ASSETS:

Cash                                             $100,000.00
Receivable from Manager                            50,322.30
Prepaid Blue Sky                                   20,955.00
Prepaid Insurance                                  16,552.00
                                                   ---------
   Total Assets                                  $187,829.30


LIABILITIES:

Payable to Manager                                $87,829.30

   Total Liabilities                              $87,829.30

NET ASSETS                                       $100,000.00


Capital Shares, no par value; unlimited              10,000
   shares authorized

Net Asset Value, offering and redemptio             $10.00
                                                     ======
   price per share (net assets/shares
   outstanding)


              See accompanying notes to the financial statements.

                            The Internet Index Fund
                            Statement of Operations
            For the Period July 15, 1999 through September 22, 1999



EXPENSES:

Organizational expenses                        $50,322.30
Less:  Expenses to be paid by                 ($50,322.30)
                                              ------------
Manager

Net income/(loss)                                   $0.00



              See accompanying notes to the financial statements.

                            The Internet Index Fund
                       Notes to the Financial Statements


1.    Organization

      IGAM Group Funds (the "Trust") was organized as a Delaware business trust on July 15, 1999, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. The series presently authorized is the Internet Index Fund (the "Fund"). The Fund will be non-diversified. The Fund has had no operations other than those related to organizational matters, including the sale of 10,000 shares for cash in the amount of $100,000 of the Fund to the President of the Trust, Dr. Eugene Lee, on September 17, 1999.

2.    Significant Accounting Policies

      (a)  Organization and Prepaid Initial Registration Expense
           Expenses incurred by the Trust in connection with the organization are expensed as incurred. These expenses were advanced by Integrity Global Asset Management, Inc. ("IGAM" also referred to as the "Manager"), and the Manager has contractually agreed to bear these expenses, subject to potential recovery (see Note 3).
           Prepaid initial state registration and prepaid insurance expenses are deferred and amortized over the period of benefit.

      (b)  Federal Income Taxes
           The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to shareholders sufficient to relieve it from all or substantially all Federal income taxes.

      (c)  Use of Estimates
           The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and use assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

3.    Investment Manager

      The Trust has entered into an Investment Management Agreement (the "Agreement") with the Manager, with whom certain Officers and Trustees of the Trust are affiliated, to furnish investment and business management services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Manager for its management services at the annual rate of 0.65% of the Fund's average daily assets.

      The Manager has contractually agreed to waive, through 9/30/2000, its management fee and/or to make payments to limit the Fund's other expenses, including organization expenses, to the extent necessary to ensure that the Fund's annual operating expenses, do not exceed 1.40% of its average daily net assets. Any such waiver or payment is subject to later adjustment to allow the Manager to recoup amounts waived or paid to the extent actual fees and expenses for a period are less than the expense limitation cap of 1.40%, provided, however, that the Manager shall only be entitled to recoup such amounts for a period of three (3) years from the date such amount was waived or paid.

4.    Distribution Plan

      The Trust, on behalf of the Fund, has adopted a Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan"), which authorizes the Fund to reimburse the Manager, the Fund's distributor, or others for amounts expended for distribution or shareholder servicing activities in amounts not to exceed an annual rate of 0.25% of the average daily net assets of the Fund. Payments made under the 12b-1 Plan are tied to actual expenses incurred.

                               ARTHUR ANDERSEN LLP

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS


To the Shareholders and Board of Trustees of the IGAM Group Funds:

We have audited the statement of assets and liabilities of the Internet Index Fund (the "Fund"), a series of IGAM Group Funds (a Delaware business trust), as of September 22,1999 and the statement of operations for the period July 15, 1999 through September 22, 1999. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based upon our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the net assets of the Fund as of September 22, 1999 and the results of its operations for the period then ended, in conformity with generally accepted accounting principles.


                                              /s/ Arthur Andersen LLP
                                                  ARTHUR ANDERSEN LLP


Milwaukee, Wisconsin
September 23, 1999

                               IGAM GROUP FUNDS

                                                      File Nos.: 333-83499
                                                                 811-09493

                                     PART C
                                OTHER INFORMATION


Item 23.   EXHIBITS

      (a)  Organizational Documents of Registrant.
           (1) Registrant's Certificate of Trust as filed in Delaware on July 16, 1999.
                Incorporated herein by reference to:
                    Filing:        Initial  Registration Statement
                                   of Registrant on Form N-1A.
                    Filing Date:   July 22, 1999

           (2) Registrant's Agreement and Declaration of Trust as of July 15, 1999.
                    Filing:        Filed herewith as Exhibit EX-99.B1.a.

           (3) Secretary's Certificate dated September 30, 1999, evidencing creation of the Internet Index Fund series of the Registrant
                    Filing:        Filed herewith as Exhibit EX-99.B1.b.

       (b)  By-Laws of Registrant. Incorporated herein by reference to:
                    Filing:        Initial Registration Statement
                                   of Registrant on Form N-1A.
                    Filing Date:   July 22, 1999

       (c)   Instruments Defining the Rights of Holders.
             See Articles III, V and VI of the Registrant's Agreement and Declaration of Trust (Exhibit 23(a)(2)) and the resolution of the Registrant's Board of Trustees contained in the Secretary's Certificate dated September 30, 1999 (Exhibit 23(a)(3)).

       (d) Form of Investment Management Agreement between the Registrant, on behalf of the Internet Index Fund, and Integrity Global Asset Management, Inc.
                    Filing:        Filed herewith as Exhibit EX-99.B5.

       (e) Form of Distribution Agreement between the Registrant, on behalf of the Internet Index Fund, and T.O. Richardson Securities, Inc.
                    Filing:        Filed herewith as Exhibit EX-99.B6.

       (f)  Bonus, Profit Sharing, Pension or Other Similar Plans.
            Not Applicable.

       (g) Form of Custodian Servicing Agreement between the Registrant and Firstar Bank Milwaukee, N.A.
                    Incorporated herein by reference to:
                    Filing:        Initial  Registration  Statement
                                   of Registrant on Form N-1A.
                    Filing Date:   July 22, 1999

       (h)  Other Material Contracts.
            (1) Form of Fund Accounting Servicing Agreement between Firstar Mutual Fund Services, LLC and the Registrant.
                    Incorporated herein by reference to:
                    Filing:        Initial Registration Statement
                                   of Registrant on Form N-1A.
                    Filing Date:   July 22, 1999

             (2) Form of Fund Administration Servicing Agreement between Firstar Mutual Fund Services, LLC and the Registrant.
                    Incorporated herein by reference to:
                    Filing:        Initial Registration Statement
                                   of Registrant on Form N-1A.
                    Filing Date:   July 22, 1999

             (3) Form of Transfer Agent Servicing Agreement between Firstar Mutual Fund Services, LLC and the Registrant.
                    incorporated herein by reference to:
                    Filing:        Initial Registration Statement
                                   of Registrant on Form N-1A.
                    Filing Date:   July 22, 1999

         (i) Opinion and Consent of Counsel  dated  October 4, 1999.
                    Filing:        Filed herewith as Exhibit EX-99.B10.

         (j) Other Opinions and Consents.
             (1) Consent of Independent Public Accountants provided by Arthur Andersen LLP dated September 23,1999.
                   Filing:        Filed herewith as Exhibit EX-99.B11.

             (2)   Power  of  Attorney  dated  September  13,  1999
                   Filing:        Filed herewith as Exhibit EX-99.

          (k) Financial Statements Omitted from Item 22.
              Not applicable.

          (l) Initial Capital Agreements.
              Not applicable

          (m) Rule 12b-1 Plans.
              Distribution and Shareholder Servicing Plan adopted by the Registrant for the Internet Index Fund series.
                     Filing:        Filed herewith as Exhibit EX-99.B15.

          (n)  Multiple Class Plans Under Rule 18f-3.
               Not applicable.

Item 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL OF THE REGISTRANT.
          None.


Item  25. INDEMNIFICATION.
               Under the terms of the Delaware Business Trust Act (the "Delaware Act") and the Registrant's Agreement and Declaration of Trust and By-Laws, no officer or trustee of the Registrant shall have any liability to the Registrant or its shareholders for damages, except to the extent such limitation of liability is precluded by the Delaware Act, the Agreement and Declaration of Trust, or the By-Laws.

               Subject to the standards and restrictions set forth in the Registrant's Agreement and Declaration of Trust, Section 3817 of the Delaware Act permits a business trust to indemnify any trustee, beneficial owner, or other person from and against any claims and demands whatsoever. Section 3803 of the Delaware Act protects a trustee, when acting in such capacity, from liability to any person other than the business trust or beneficial owner for any act, omission, or obligation of the business trust or any trustee thereof, except as otherwise provided in the Agreement and Declaration of Trust.

               The Agreement and Declaration of Trust provides that the officers and trustees shall not be liable for any act or omission of any agent or employee of the Registrant, any investment adviser or principal underwriter of the Registrant, or with respect to each trustee or officer, the act or omission of any other trustee or officer. Subject to the provisions of the By-Laws, the Registrant, out of its assets, shall indemnify and hold harmless each and every officer and trustee from and against any and all claims and demands whatsoever arising out of or related to such officer's or trustee's performance of his or her duties as an officer or trustee of the Registrant. This limitation on liability applies to events occurring at the time a person serves as a trustee or officer of the Registrant whether or not such person is a trustee or officer at the time of any proceeding in which liability is asserted. Nothing herein contained shall indemnify, hold harmless or protect any officer or trustee from or against any liability to the Registrant or any shareholder to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

               The By-Laws provide that in actions by others than the Registrant, the Registrant shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the Registrant) by reason of the fact that such person is or was an agent of the Registrant, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding if such person acted in good faith and in a manner that such person reasonably believed to be in the best interests of the Registrant and in the case of a criminal proceeding, had no reasonable cause to believe the conduct of such person was unlawful. The termination of any proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not of itself create a presumption that the person did not act in good faith or in a manner which the person reasonably believed to be in the best interests of the Registrant or that the person had reasonable cause to believe that the person's conduct was unlawful. The By-laws provide that in actions by the Registrant, the Registrant shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action by or in the right of the Registrant to procure a judgment in its favor by reason of the fact that the person is or was an agent of the Registrant, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith, in a manner that person believed to be in the best interests of the Registrant and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

               Notwithstanding any provision to the contrary contained in the By-laws, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the agent's office with the Registrant.

               No indemnification shall be made under the provisions of the By-laws:
                    (a) In  respect  of any  claim,  issue or matter as to which that person shall have been adjudged to be liable in the performance of that person's duty to the Trust, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the circumstances of the case, that person was not liable by reason of the disabling conduct set forth in the preceding paragraph and is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; or

                    (b) In respect of any  claim,  issue,  or matter as to which that person shall have been adjudged to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity; or

                    (c) Of amounts paid in settling or otherwise  disposing of a threatened or pending action, with or without court approval, or of expenses incurred in defending a threatened or pending action which is settled or otherwise disposed of without court approval, unless the required approval set forth in Section 6 of this
               Article is obtained.

               To the extent that an agent of the Registrant has been successful on the merits in defense of any proceeding referred to in the above paragraphs or in defense of any claim, issue or matter therein, before the court or other body before whom the proceeding was brought, the agent shall be indemnified against expenses actually and reasonably incurred by the agent in connection therewith, provided that the Board of Trustees, including a majority who are disinterested, non-party trustees, also determines that based upon a review of the facts, the agent was not liable by reason of the disabling conduct referred to above and as set forth in the By-laws.

               Except as provided in the above paragraph concerning a successful defense, any indemnification under the provisions of the By-laws shall be made by the Registrant only if authorized in the specific case on a determination that indemnification of the agent is proper in the circumstances because the agent has met the applicable standard of conduct set forth in the By-laws and is not prohibited from indemnification because of the disabling conduct referred to above and as set forth in the By-laws :

                    (a) A majority  vote of a quorum  consisting of trustees who are not parties to the proceeding and are not "interested persons" of the Trust (as defined in the 1940 Act); or

                    (b) A written opinion by an independent legal counsel.

               To the fullest extent permitted by applicable law, the officers and trustees shall be entitled and have the authority to purchase with the assets of the Registrant, insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a trustee or officer in connection with any claim, action, suit or proceeding in which such person becomes involved by virtue of such person's capacity or former capacity with the Registrant, whether or not the Registrant would have the power to indemnify such person against such liability under the provisions of Article VII of its Agreement and Declaration of Trust.


Item 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT MANAGER.
               In addition to acting as the investment manager of the Registrant, Integrity Global Asset Management, Inc. intends to provide investment advisory services to institutional and individual investors.

               Eugene Y.W. Lee, Ph.D., the President of the Integrity Global Asset Management, Inc. is an Associate Professor of Finance at the College of Business of the University of Rhode Island, in Kingston, Rhode Island. Though still a faculty member, Dr. Lee has taken an indefinite sabbatical leave from the University in order to devote his full attention to the operation of Integrity Global Management, Inc.


Item 27.  PRINCIPAL UNDERWRITERS.
               (a) T.O. Richardson Securities, Inc., the principal underwriter of the Registrant, acts as principal underwriter, depositor or investment advisor for the following other investment companies:

                          The Internet Fund
                          The Medical Fund
                          The Gran Prix Fund
                          T.O. Richardson Trust
                          The Barrett Funds
                          The Simms Funds

               (b) Herewith is the information required by the following table with respect to each director, officer or partner of the only underwriter named in answer to Item 20 of Part B:

          Name and Principal Business Address   Position and     Position and
                                                Offices with     Offices with
                                                Underwriter      Registrant

          Samuel Bailey, Jr.                    President and    None
          Two Bridgewater Road                  Director
          Farmington, CT 06032-2256

          L. Austine Crowe                      Vice President   None
          Two Bridgewater Road                  and Director
          Farmington, CT 06032-2256

          Kathleen M. Russo                     Secretary        None
          Two Bridgewater Road
          Farmington, CT 06032-2256

              (c) Not Applicable.

Item 28.   LOCATION OF ACCOUNTS AND RECORDS.
               All records described in Section 31(a) of the Investment Company Act of 1940, as amended, and the Rules [17 CFR 270.31a-1 to 31a-3] promulgated thereunder, are maintained by the Registrant's Investment Manager, Integrity Global Asset Management, Inc., South Kingston Office Park, Suite A5, 24 Salt Pond Road, Wakefield, RI 02879, except for those maintained by the Registrant's custodian, Firstar Bank Milwaukee, N.A., 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202 and the Registrant's Administrator, Transfer, Redemption, Dividend Disbursing and Accounting Agent, Firstar Mutual Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202.


Item 29.   MANAGEMENT SERVICES.
           Not applicable.

Item 30.   UNDERTAKINGS.

           None.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wakefield and State of Rhode Island on the 6th day of October, 1999.


                          IGAM GROUP FUNDS
                          (Registrant)

                         By: /s/ Eugene Y.W. Lee, Ph.D.
                             Eugene Y.W. Lee, Ph.D.
                             Trustee, President, Treasurer and Secretary


Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                          Title                        Date


/s/ Edward M. Mazze, Ph.D.         Chairman of the              October 6, 1999
Edward M. Mazze, Ph.D.*            Board of Trustees

/s/ Andrew Laviano                 Trustee                      October 6, 1999
Andrew Laviano*

/s/ Eugene Y.W. Lee, Ph.D.         Trustee, President,          October 6, 1999
Eugene Y.W. Lee, Ph.D.             Treasurer and Secretary

/s/ Harris N. Rosen                Trustee                      October 6,1999
Harris N. Rosen


*  By Eugene Y.W. Lee,  Ph.D.,  pursuant to Power of Attorney filed herewith as
   Exhibit 23(j)(2).

                                EXHIBIT INDEX

                                                            Status
---            Registrant's Certificate of Trust filed      *
               in Delaware on July 16, 1999


EX-99.B1.a     Registrant's Agreement and Declaration       Filed
               of Trust                                     Herewith


EX-99.B1.b.    Secretary's Certificate dated September      Filed
               30, 1999                                     Herewith

---            By-Laws of Registrant                          *

EX-99.B5.      Form of Investment Management Agreement      Filed
               between Integrity Global Asset               Herewith
               Management, Inc. and the Registrant on
               behalf of the Internet Index Fund.


EX-99.B6.      Form of Distribution Agreement between       Filed
               T.O. Richardson Securities, Inc. and the     Herewith
               Registrant on behalf of the Internet
               Index Fund.

---            Form of Custodian Agreement between           *
               Registrant and Firstar Bank Milwaukee,
               N.A.

---            Form of Fund Accounting Servicing             *
               Agreement between Registrant and Firstar
               Mutual Fund Services, LLC

---            Form of Fund Administration Servicing         *
               Agreement between Registrant and Firstar
               Mutual Fund Services, LLC

---            Form of Transfer Agent Servicing              *
               Agreement between Registrant and Firstar
               Mutual Fund Services, LLC

EX-99.B10.     Opinion and Consent of Counsel              Filed
                                                           Herewith

EX-99.B11.     Consent of Arthur Andersen LLP              Filed
                                                           Herewith

EX-99.         Power of Attorney                           Filed
                                                           Herewith

EX-99.B15.     Distribution and Shareholder Servicing      Filed
               Plan                                        Herewith


*    Previously filed and incorporated by reference.